UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


================================================================================

                                 FMC SELECT FUND





                                  ANNUAL REPORT
                                OCTOBER 31, 2007





ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

MANAGERS' DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Select Fund (the "Fund") had a total return of 11.4% for the year ended October 31, 2007. It is important to note that effective July 1, 2007, the Fund changed its investment strategy from targeting a range of 75-85% in equities to permitting as much as 100% to be allocated in equities. So what does this mean for Fund shareholders? It is almost a certainty that increased equity exposure will also increase the Fund's overall risk. While not a certainty, this change could also increase the Fund's long-term return. With the benefit of hindsight, the Fund's total return from inception on May 8, 1995 thru June 30, 2007 was significantly less than the equity-only return over that period. Whereas $10,000 invested in the Fund since inception grew to $43,616, had the Fund been invested entirely in the equity portion since inception, $10,000 would have grown to over $55,000, a difference greater than the original $10,000 investment. While, as the disclaimer  states,  "past performance is no guarantee of future....",  many shareholders indicated a strong preference for the Fund being an equity, rather than hybrid, fund. With the change to an equity-oriented fund, during certain strong equity markets, we will no longer feel like a one-armed boxer when being compared to an upward moving S&P 500, while having to maintain a 15-25% allocation to cash and fixed income securities.

In this annual letter, we will report both our performance during the period when the Fund was a hybrid and our performance since becoming an equity-oriented fund. For those of you with a longer view, from inception over 12 years ago (May 8, 1995) through June 30, 2007, the period during which the Fund was a hybrid, the Fund had a total return of 373.1% (13.7% annualized) vs. 316.96% (12.5% annualized) for the benchmark, which was an 80% weighting of the S&P 500 Index and a 20% weighting of the Merrill Lynch Corporate & Government Index of one to ten year maturities, and 187.7% (8.9% annualized) for its peer group, the Lipper Mixed-Asset Target Fund Universe*. From November 1, 2006 through June 30, 2007, the portion of this past fiscal year during which the Fund was a hybrid, the Fund had a total return of 11.7%, outperforming the 8.8% total return of its benchmark and the 9.0% total return of its peer group. From July 1, 2007 thru October 31, 2007, the portion of the fiscal year during which the Fund became an equity-oriented fund, the Fund had a total return of -0.2%, underperforming the 3.7% total return of the S&P 500, its new benchmark and the 3.8% total return of the Morningstar Large Blend Category, its new peer group.

We seek to invest the equity portion of the portfolio in high quality businesses that have high barriers to entry. These businesses are less euphemistically described as monopolies or oligopolies. We make these investments as value
investors,   examining  many  measurements  to  determine  the  value  of  these businesses. "Earnings yield," which measures how much net income a business generates relative to its price, is

*     The  Lipper   Mixed-Asset   Target  Fund  Universe  provides   performance
      information only from month end; in this instance, performance is reflected from April 30, 1995.

one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials Index and the yield available from the 30-year U.S. Treasury Bond. As of October 31, 2007, the equity portion of the Fund's portfolio had an earnings yield of 5.8%, exceeding the 5.5% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was above the 4.7% yield available on the 30-year U.S. Treasury. However, while the interest coupon paid on the 30-year U.S. Treasury will not grow, the portfolio's earnings are estimated to increase by 69% over the next five years, which would increase the earnings yield at that time to 9.8% based on current prices.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.

--------------------------------------------------------------------------------
                                         FMC SELECT FUND   S&P INDUSTRIALS INDEX
                                         ---------------   ---------------------
QUALITY
-------

Return-on-Equity (ROE) [1]                     27%                  17%
Period Needed to Retire
   Debt from Free Cash Flow [2]              2 Years              4 Years
Estimated Annual EPS Growth
   for 2007-2012                               11%                  8%

VALUATION
---------

2008 Estimated Price/Earnings                 14.4X                16.0X
--------------------------------------------------------------------------------

[1] ROE is based on net income for the trailing four quarters ended 9/30/07 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the portfolio's heavy skewing towards businesses with franchises we think are significantly less dependent on the business cycle than those in the S&P, it is anticipated that the portfolio's "ROE advantage" relative to the S&P would expand in a recession.

[2] Free cash flow is defined for this purpose as net income plus depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence.

Sincerely yours,

/s/ Bernard Groveman                     /s/ William McElroy

Bernard Groveman                         William McElroy
Equity Manager                           Fixed Income Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGERS AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
              FMC SELECT FUND VERSUS THE S&P 500 COMPOSITE INDEX,
          THE MERRILL LYNCH 1-10 YEAR CORPORATE/GOVERNMENT BOND INDEX,
         AND AN 80/20 BLEND OF THE REFERENCED S&P AND MERRILL INDICES.

               -------------------------------------------------
                                 TOTAL RETURN(1)
               -------------------------------------------------
                           Annualized   Annualized   Annualized
                One Year     3 Year       5 Year       10 Year
                 Return      Return       Return       Return
               -------------------------------------------------
                 11.39%       9.65%       10.82%       10.18%
               -------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                80/20 BLEND
                            OF THE S&P 500 AND
                               MERRILL LYNCH
           FMC SELECT FUND       INDICES(4)
10/31/97       $10,000           $10,000
10/31/98        10,981            11,979
10/31/99        12,977            14,429
10/31/00        14,520            15,346
10/31/01        15,585            12,584
10/31/02        15,773            11,220
10/31/03        18,422            13,210
10/31/04        19,995            14,320
10/31/05        21,254            15,332
10/31/06        23,663            17,470
10/31/07        26,358            19,702


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 S&P 500       MERRILL LYNCH 1-10 YEAR
                                COMPOSITE       CORPORATE/GOVERNMENT
           FMC SELECT FUND       INDEX(2)           BOND INDEX(3)
10/31/97       $10,000           $10,000              $10,000
10/31/98        10,981            12,199               10,919
10/31/99        12,977            15,330               11,018
10/31/00        14,520            16,264               11,737
10/31/01        15,585            12,214               13,408
10/31/02        15,773            10,369               14,205
10/31/03        18,422            12,525               14,940
10/31/04        19,995            13,705               15,571
10/31/05        21,254            14,900               15,627
10/31/06        23,663            17,335               16,355
10/31/07        26,358            19,859               17,273

(1) The data quoted herein represents past performance; past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund may be worth less than its original cost. The Funds' performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Funds' returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance of the index would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).

(2) The S&P 500 Composite Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the stock market through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The Merrill Lynch 1-10 Year Corporate/Government Bond Index is an index that tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. domestic bond market which have greater than 1 year and less than 10 years to maturity, excluding collateralized products such as Mortgage Pass-Through and Asset-Backed securities.

(4) Effective July 1, 2007, the graph represents 100% of the S&P 500 Index. Prior to July 1, 2007, the graph represented an 80/20 blend of the S&P 500 and Merrill Lynch indices.

                             PORTFOLIO COMPOSITION*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Retail                                          12.1%
Financial Services                              11.3%
Health Care                                     10.9%
Miscellaneous                                   10.0%
Media                                            9.7%
Foreign Common Stock                             8.9%
Energy                                           7.1%
Services                                         5.0%
Electronics Manufacturing                        4.3%
Miscellaneous Consumer                           4.2%
U.S. Government Agency Obligations               4.0%
Banks                                            3.1%
Technology                                       2.6%
Health Care Services                             2.3%
Food                                             2.2%
Residential Mortgage Obligations                 0.8%
Cash Equivalent                                  0.5%
Corporate Obligations                            0.3%
Commercial Mortgage Obligation                   0.3%
Utilities                                        0.2%
U.S. Government Mortgage-Backed Obligations      0.2%

*Portfolio composition percentages are based upon the total investments of the Fund.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2007

                                                                        Value
                                                              Shares    (000)
-------------------------------------------------------------------------------
COMMON STOCK (93.8%)
BANKS (3.1%)
   First Horizon National ................................   145,800   $  3,802
   Great Lakes Bancorp* ..................................    94,900      1,255
   TF Financial ..........................................    32,000        902
   US Bancorp ............................................    65,000      2,155
   Washington Mutual .....................................    62,896      1,754
                                                                       --------
                                                                          9,868
                                                                       --------
ELECTRONICS MANUFACTURING (4.3%)
   General Electric ......................................   327,200     13,468
                                                                       --------
ENERGY (10.3%)
   ENSCO International ...................................   140,000      7,769
   Mariner Energy* .......................................   314,400      7,860
   Nabors Industries Ltd.* ...............................   243,600      6,840
   Petroplus Holdings*(1) ................................   112,190      9,873
                                                                       --------
                                                                         32,342
                                                                       --------
FINANCIAL SERVICES (11.3%)
   Capital One Financial .................................    78,473      5,147
   Leucadia National .....................................   262,410     13,294
   Marsh & McLennan ......................................    51,500      1,333
   Moody's ...............................................   200,200      8,753
   Phoenix ...............................................   209,300      2,884
   Western Union .........................................   189,850      4,184
                                                                       --------
                                                                         35,595
                                                                       --------
FOOD (2.2%)
   Nestle ADR ............................................    60,000      6,917
                                                                       --------
HEALTH CARE (10.9%)
   Abbott Laboratories ...................................   104,100      5,686
   Amgen* ................................................   121,480      7,059
   Baxter International ..................................   180,400     10,826
   Community Health Systems* .............................    85,000      2,799
   Novartis ..............................................   129,300      6,875
   Teva Pharmaceutical Industries Ltd. ADR ...............    28,000      1,232
                                                                       --------
                                                                         34,477
                                                                       --------
HEALTH CARE SERVICES (2.3%)
   IMS Health ............................................    39,426        994
   UnitedHealth Group ....................................   126,004      6,193
                                                                       --------
                                                                          7,187
                                                                       --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2007

                                                                        Value
                                                              Shares    (000)
--------------------------------------------------------------------------------
MEDIA (9.7%)
   Discovery Holding* ....................................   531,938   $ 15,166
   Gannett ...............................................    55,400      2,349
   Harte-Hanks ...........................................   286,450      5,050
   Liberty Global, Cl A* .................................    34,122      1,339
   Liberty Global, Ser C* ................................    93,591      3,433
   Liberty Media Capital, Ser A* .........................    14,583      1,823
   Liberty Media Interactive, Cl A* ......................    72,918      1,548
                                                                       --------
                                                                         30,708
                                                                       --------
MISCELLANEOUS (10.0%)
   3M ....................................................   108,800      9,396
   Berkshire Hathaway, Cl A* .............................        41      5,433
   Berkshire Hathaway, Cl B* .............................     1,631      7,199
   Omnicom Group .........................................   186,840      9,525
                                                                       --------
                                                                         31,553
                                                                       --------
MISCELLANEOUS CONSUMER (9.9%)
   Dorel Industries, Cl B ................................   199,800      6,550
   Kimberly-Clark ........................................    93,600      6,635
   Reckitt Benckiser (1) .................................   310,800     18,007
                                                                       --------
                                                                         31,192
                                                                       --------
RETAIL (12.0%)
   Autozone* .............................................    65,300      8,124
   CVS Caremark ..........................................   325,900     13,613
   Kohl's* ...............................................   165,200      9,081
   Lowe's ................................................   267,200      7,185
                                                                       --------
                                                                         38,003
                                                                       --------
SERVICES (5.0%)
   Ryder System ..........................................   219,700     10,512
   US Cellular* ..........................................    53,900      5,075
                                                                       --------
                                                                         15,587
                                                                       --------
TECHNOLOGY (2.6%)
   Amdocs Ltd.* ..........................................   237,500      8,170
                                                                       --------
UTILITIES (0.2%)
   Florida Public Utilities ..............................    60,499        728
                                                                       --------
TOTAL COMMON STOCK
   (Cost $198,059) .......................................              295,795
                                                                       --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2007

                                                                                 Face
                                                                                Amount     Value
                                                                                 (000)     (000)
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS(2) (4.0%)
   Federal Farm Credit Bank
     5.110%, 02/15/08 ......................................................     $3,613   $  3,568
     3.290%, 12/05/07 ......................................................      9,207      9,169
                                                                                          --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $12,724) ..........................................................                12,737
                                                                                          --------
RESIDENTIAL MORTGAGE OBLIGATIONS (0.8%)
   Chase Mortgage Finance Corporation, Ser S1, Cl 1A18
     5.500%, 05/25/35 ......................................................      1,124      1,105
   Countrywide Home Loan Mortgage Pass Through Trust, Ser J9, Cl 2A6
     5.500%, 01/25/35 ......................................................        467        446
   Credit Suisse First Boston Mortgage Securities, Ser CK1, Cl A3
     6.380%, 12/18/35 ......................................................        500        515
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
     3.000%, 09/25/32 ......................................................         65         59
   Wells Fargo Mortgage-Backed Securities Trust, Ser 8, Cl A9
     4.500%, 08/25/18 ......................................................        500        481
                                                                                          --------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $2,714) ...........................................................                 2,606
                                                                                          --------
CORPORATE OBLIGATIONS (0.3%)
   Archstone-Smith Trust
     6.875%, 02/15/08 ......................................................        102        102
   Blyth
     5.500%, 11/01/13 ......................................................        950        822
   General Motors, Ser 91-A2
     8.950%, 07/02/09 ......................................................         97         98
                                                                                          --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $1,146) ...........................................................                 1,022
                                                                                          --------
COMMERCIAL MORTGAGE OBLIGATION (0.3%)
   Credit Suisse First Boston Mortgage Securities Corporation, Ser 1, Cl 3A1
     5.250%, 02/25/35 ......................................................      1,000        997
                                                                                          --------
TOTAL COMMERCIAL MORTGAGE OBLIGATION
   (Cost $1,001) ...........................................................                   997
                                                                                          --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2007

                                                                               Face
                                                                              Amount        Value
                                                                           (000)/Shares     (000)
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (0.2%)
   Federal Home Loan Mortgage Corporation, Ser 3087, Cl VB
     5.500%, 08/15/18 ..................................................         $  368   $     365
   Federal National Mortgage Association
     5.500%, 01/01/09 ..................................................             24          24
   Government National Mortgage Association, Ser 58, Cl VA
     5.500%, 10/16/13 ..................................................            105         107
                                                                                          ---------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $499) .........................................................                        496
                                                                                          ---------
CASH EQUIVALENT (0.5%)
   Dreyfus Treasury Prime Cash Management Fund, 3.850%(3) ..............      1,582,291       1,582
                                                                                          ---------
TOTAL CASH EQUIVALENT
   (Cost $1,582) .......................................................                      1,582
                                                                                          ---------
TOTAL INVESTMENTS (99.9%)
   (Cost $217,725) .....................................................                  $ 315,235
                                                                                          =========

PERCENTAGES ARE BASED ON NET ASSETS OF $315,534.
* NON-INCOME PRODUCING SECURITY.
(1) SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT OCTOBER 31, 2007 WAS $27,880 AND REPRESENTED 8.8% OF NET ASSETS.
(2) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(3) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2007.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LTD. -- LIMITED
SER -- SERIES



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)                        FMC SELECT FUND

October 31, 2007

--------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $217,725) ......................   $    315,235
   Receivable for Capital Shares Sold ........................            431
   Dividends and Interest Receivable .........................            182
   Other Assets ..............................................             10
--------------------------------------------------------------------------------
     Total Assets ............................................        315,858
--------------------------------------------------------------------------------
Liabilities:
   Payable to Investment Advisor .............................            214
   Payable to Administrator ..................................             29
   Payable to Trustees and Officers ..........................              4
   Other Accrued Expenses ....................................             77
--------------------------------------------------------------------------------
     Total Liabilities .......................................            324
--------------------------------------------------------------------------------
   Net Assets ................................................   $    315,534
================================================================================
Net Assets Consist of:
   Paid-in Capital ...........................................   $    212,500
   Accumulated Net Realized Gain on Investments ..............          5,524
   Net Unrealized Appreciation on Investments ................         97,510
--------------------------------------------------------------------------------
   Net Assets ................................................   $    315,534
================================================================================
Institutional Shares:
   Outstanding Shares of Beneficial Interest
     (unlimited authorization -- no par value) ...............     13,095,595(1)
--------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share ..   $      24.09
================================================================================

(1) Shares have not been rounded.




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                    FMC SELECT FUND

For the Year Ended October 31, 2007

--------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign taxes withheld of $68) ............  $ 3,062
   Interest Income .................................................    2,160
--------------------------------------------------------------------------------
     Total Investment Income .......................................    5,222
-------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................................    2,469
   Administration Fees .............................................      342
   Trustees' and Officers' Fees ....................................       17
   Transfer Agent Fees .............................................       55
   Professional Fees ...............................................       49
   Custodian Fees ..................................................       38
   Printing Fees ...................................................       33
   Registration and Filing Fees ....................................       17
   Other Expenses ..................................................       14
--------------------------------------------------------------------------------
     Total Expenses ................................................    3,034
--------------------------------------------------------------------------------
     Net Investment Income .........................................    2,188
--------------------------------------------------------------------------------
Net Realized Gain on Investments ...................................    5,553
Net Change in Unrealized Appreciation (Depreciation)
   on Investments ..................................................   25,323
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ...............   30,876
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations ...............  $33,064
================================================================================




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                         FMC SELECT FUND

For the Years Ended October 31,

                                                                        2007        2006
-------------------------------------------------------------------------------------------
Operations:
   Net Investment Income ..........................................   $  2,188   $  3,127
   Net Realized Gain on Investments ...............................      5,553      5,773
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...............................................     25,323     22,108
-------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations .........     33,064     31,008
-------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ..........................................     (2,419)    (3,133)
   Net Realized Gain ..............................................     (5,727)    (8,561)
-------------------------------------------------------------------------------------------
     Total Dividends and Distributions ............................     (8,146)   (11,694)
-------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .........................................................     22,554     39,823
   In Lieu of Dividends and Distributions .........................        188        283
   Redeemed .......................................................    (31,030)   (40,295)
-------------------------------------------------------------------------------------------
     Net Decrease in Net Assets Derived from
     Capital Share Transactions ...................................     (8,288)      (189)
-------------------------------------------------------------------------------------------
     Total Increase in Net Assets .................................     16,630     19,125
-------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year ..............................................    298,904    279,779
-------------------------------------------------------------------------------------------
   End of Year ....................................................   $315,534   $298,904
===========================================================================================
Undistributed Net Investment Income ...............................   $     --   $    203
===========================================================================================
Shares Issued and Redeemed:
   Issued .........................................................        980      1,879
   In Lieu of Dividends and Distributions .........................          8         13
   Redeemed .......................................................     (1,344)    (1,904)
-------------------------------------------------------------------------------------------
     Net Decrease in Shares Outstanding from
     Capital Share Transactions ...................................       (356)       (12)
===========================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                             FMC SELECT FUND

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,

            Net                                                                                       Net
           Asset                Realized and               Dividends  Distributions      Total       Asset
           Value,       Net      Unrealized      Total     from Net        from        Dividends     Value,
         Beginning  Investment     Gain on       from     Investment     Realized         and         End      Total
          of Year     Income     Investments  Operations    Income        Gains      Distributions  of Year  Return(1)
         ---------  ----------  ------------  ----------  ----------  -------------  -------------  -------  ---------
2007       $22.22    $ 0.17(2)     $ 2.32       $ 2.49      $(0.18)      $(0.44)         $(0.62)     $24.09    11.39%
2006        20.78      0.23(2)       2.07         2.30       (0.23)       (0.63)          (0.86)      22.22    11.33
2005        20.36      0.21(2)       1.08         1.29       (0.21)       (0.66)          (0.87)      20.78     6.30
2004        19.48      0.19          1.44         1.63       (0.19)       (0.56)          (0.75)      20.36     8.54
2003        17.17      0.23          2.58         2.81       (0.24)       (0.26)          (0.50)      19.48    16.79

                                   Ratio
            Net                   of Net
          Assets,     Ratio     Investment
            End    of Expenses    Income    Portfolio
          of Year   to Average  to Average   Turnover
           (000)    Net Assets  Net Assets     Rate
         --------  -----------  ----------  ---------
2007     $315,534      0.98%       0.71%      19.42%
2006      298,904      1.00        1.07       12.74
2005      279,779      1.02        0.97       18.43
2004      249,200      1.02        0.93       11.36
2003      209,069      1.03        1.33       19.95

(1) Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(2)   Per share calculations were performed using average shares for the period.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2007

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the FMC Select Fund (the "Fund" and together with the FMC Strategic Value Fund, the "Funds"). The Fund seeks a total return principally through capital appreciation and, to a limited degree, through current income by investing principally in equity securities of U.S. companies with medium and large market capitalizations and secondarily in investment grade fixed income securities. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2007, there were no securities valued in accordance with the Fair Value Procedures.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2007

      trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that materially affected the value of those securities (a "Significant Event") has occurred between the time of a security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If First Manhattan Co. (the "Adviser") becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are recorded in interest income. Dividend income is recorded on the ex-date.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated pro rata to the Fund based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by Securities and Exchange Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board.

The Fund effects brokerage or other agency transactions through the Adviser, a registered broker-dealer, for a commission in accordance with the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the year ended October 31, 2007, the Adviser received $76,125 in brokerage commissions.

4.    ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $75,000 or 0.12% of the Funds' average daily net assets of the first $350 million, 0.10% of the Funds' average daily net assets of the next $150 million, 0.08% of the Funds' average daily net assets of the next $500 million, and 0.06% of the Funds' average daily net assets in excess of $1 billion.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2007

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and/or sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.10% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its sole discretion.

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year ended October 31, 2007, were as follows (000):

Purchases
   U.S. Government ..................................................   $     --
   Other ............................................................     56,936
Sales and Maturities
   U.S. Government ..................................................      6,544
   Other ............................................................     63,864

7.    FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to foreign exchange transactions, realized gains (losses) on paydowns and distribution reclasses have been reclassified to/from the following accounts as of October 31, 2007 (000):

                         UNDISTRIBUTED   ACCUMULATED NET
                        NET INVESTMENT      REALIZED
                            INCOME         GAIN (LOSS)
                        --------------   ---------------
                             $ 28             $ (28)

These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended October 31, 2007 and 2006 was as follows (000):

                    ORDINARY    LONG-TERM
                     INCOME    CAPITAL GAIN    TOTAL
                    --------   ------------   -------
2007                 $2,414       $5,732      $ 8,146
2006                  3,504        8,190       11,694

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Long-Term Capital Gains .............................   $   5,524
Unrealized Appreciation ...........................................      97,510
                                                                      ---------

Total Distributable Earnings ......................................   $ 103,034
                                                                      =========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2007, were as follows (000):

                        AGGREGATE          AGGREGATE           NET
           FEDERAL   GROSS UNREALIZED   GROSS UNREALIZED    UNREALIZED
          TAX COST     APPRECIATION       DEPRECIATION     APPRECIATION
          --------   ----------------   ----------------   ------------
          $217,725       $105,602           $(8,092)          $97,510

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2007

8.    OTHER:

At October 31, 2007, one shareholder of record held 98% of the Fund's total outstanding shares. The shareholder of record was an omnibus account maintained by a broker-dealer for the exclusive benefit of its customers.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.    ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Fund does not anticipate a material impact to the financial statements.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of
FMC Select Fund of The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the FMC Select Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2007, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FMC Select Fund of The Advisors' Inner Circle Fund at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.




                                                  /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 17, 2007

DISCLOSURE OF FUND EXPENSES                                      FMC SELECT FUND

                                                                     (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

  You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                 BEGINNING     ENDING                 EXPENSES
                                  ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE       VALUE      EXPENSE      DURING
                                 05/01/07     10/31/07     RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN               $1,000.00   $1,021.40      0.98%      $4.99
HYPOTHETICAL 5% RETURN            1,000.00    1,020.27      0.98        4.99
--------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-362-4099. The following chart lists Trustees and Officers as of November 15, 2007.

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                         TERM OF                                    IN THE ADVISORS'
         NAME,           POSITION(S)    OFFICE AND                                 INNER CIRCLE FUND
       ADDRESS,           HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY          OTHER DIRECTORSHIPS
         AGE 1            THE TRUST   TIME SERVED 2       DURING PAST 5 YEARS         BOARD MEMBER        HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER          Chairman     (Since 1991)  SEI employee 1974-present.            36         Trustee of The Advisors'
61 yrs. old             of the Board                 Currently performs various                       Inner Circle Fund II, Bishop
                         of Trustees                 services on behalf of SEI                        Street Funds, SEI Asset
                                                     Investments for which Mr.                        Allocation Trust, SEI Daily
                                                     Nesher is compensated.                           Income Trust, SEI Index
                                                     Executive Vice President of                      Funds, SEI Institutional
                                                     SEI Investments, 1986-1994.                      International Trust, SEI
                                                     Director and Executive Vice                      Institutional Investments
                                                     President of the                                 Trust, SEI Institutional
                                                     Administrator and the                            Managed Trust, SEI Liquid
                                                     Distributor, 1981-1994.                          Asset Trust, SEI Tax Exempt
                                                                                                      Trust, SEI Opportunity Master
                                                                                                      Fund, L.P., SEI Opportunity
                                                                                                      Fund, L.P., SEI Global Master
                                                                                                      Fund, PLC, SEI Global Assets
                                                                                                      Fund, PLC, SEI Global
                                                                                                      Investments Fund, PLC, SEI
                                                                                                      Investments Global, Limited,
                                                                                                      SEI Investments- Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments (Europe) Ltd.,
                                                                                                      SEI Investments-Unit Trust
                                                                                                      Management (UK) Limited, and
                                                                                                      SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN           Trustee     (Since 1992)  Self-employed consultant              36         Director of SEI Investments
1701 Market Street                                   since 2003. Partner, Morgan,                     Company and SEI Investments
Philadelphia, PA 19103                               Lewis & Bockius LLP (law                         Distribution Co.,SEI
67 yrs. old                                          firm) from 1976-2003,                            Investments-Global Fund
                                                     counsel to the Trust, SEI                        Services, Limited, SEI
                                                     Investments, the                                 Investments (Europe),
                                                     Administrator and the                            Limited, SEI Investments
                                                     Distributor. Director of SEI                     (Asia) Limited, SEI Asset
                                                     Investments since 1974;                          Korea Co., Ltd., Trustee of
                                                     Secretary of SEI Investments                     The Advisors' Inner Circle
                                                     since 1978.                                      Fund II, SEI Investments,
                                                                                                      Bishop Street Funds, SEI
                                                                                                      Asset Allocation Trust, SEI
                                                                                                      Daily Income Trust, SEI Index
                                                                                                      Funds, SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax
                                                                                                      Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                         TERM OF                                    IN THE ADVISORS'
        NAME,            POSITION(S)   OFFICE AND                                  INNER CIRCLE FUND
       ADDRESS,           HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY          OTHER DIRECTORSHIPS
        AGE 1             THE TRUST   TIME SERVED 2       DURING PAST 5 YEARS         BOARD MEMBER        HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M. STOREY            Trustee     (Since 1994)  Attorney, Solo Practitioner           36         Trustee of The Advisors'
76 yrs. old                                          since 1994. Partner, Dechert                     Inner Circle Fund II, Bishop
                                                     (law firm), September                            Street Funds, SEI Asset
                                                     1987-December 1993.                              Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index
                                                                                                      Funds, SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust and the U.S. Charitable
                                                                                                      Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.                  Trustee     (Since 1999)  Chief Executive Officer,              36         Trustee, State Street
SULLIVAN, JR.                                        Newfound Consultants, Inc.                       Navigator Securities Lending
65 yrs. old                                          since April 1997. General                        Trust, since 1995. Trustee of
                                                     Partner, Teton Partners,                         The Fulcrum Trust. Trustee of
                                                     L.P., June 1991-December                         The Advisors' Inner Circle
                                                     1996; Chief Financial                            Fund II, Bishop Street Funds,
                                                     Officer, Nobel Partners,                         SEI Asset Allocation Trust,
                                                     L.P., March 1991-December                        SEI Daily Income Trust, SEI
                                                     1996; Treasurer and Clerk,                       Index Funds, SEI Institutional
                                                     Peak Asset Management, Inc.,                     International Trust, SEI
                                                     since 1991.                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust, SEI Opportunity Master
                                                                                                      Fund, L.P. and SEI Opportunity
                                                                                                      Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                         TERM OF                                    IN THE ADVISORS'
       NAME,             POSITION(S)   OFFICE AND                                  INNER CIRCLE FUND       OTHER DIRECTORSHIPS
      ADDRESS,            HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD          HELD BY BOARD
       AGE 1              THE TRUST   TIME SERVED 2       DURING PAST 5 YEARS        MEMBER/OFFICER          MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-----------

BETTY L. KRIKORIAN         Trustee     (Since 2005)  Self-Employed Legal and               36         Trustee of The Advisors'
64 yrs. old                                          Financial Services                               Inner Circle Fund II and
                                                     Consultant since 2003.                           Bishop Street Funds.
                                                     In-house Counsel, State
                                                     Street Bank Global
                                                     Securities and Cash
                                                     Operations from 1995 to
                                                     2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM         Trustee     (Since 2005)  Self-Employed Business                36         Director, Crown Pacific,
73 yrs. old                                          Consultant, Business                             Inc., Trustee of The
                                                     Project Inc. since 1997.                         Advisors' Inner Circle Fund
                                                     CEO and President, United                        II and Bishop Street Funds.
                                                     Grocers Inc. from 1997 to
                                                     2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON        Trustee     (Since 2005)  Retired.                              36         Director, Federal
65 yrs. old                                                                                           Agricultural Mortgage
                                                                                                      Corporation. Trustee of The
                                                                                                      Advisors' Inner Circle Fund
                                                                                                      II and Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA        President    (Since 2003)  Senior Operations Officer,           N/A                      N/A
45 yrs. old                                          SEI Investments, Fund
                                                     Accounting and
                                                     Administration
                                                     (1996-present); Assistant
                                                     Chief Accountant for the
                                                     U.S. Securities and
                                                     Exchange Commission's
                                                     Division of Investment
                                                     Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON           Controller    (Since 2005)  Director, SEI Investments,           N/A                      N/A
47 yrs. old               and Chief                  Fund Accounting since July
                          Financial                  2005. Manager, SEI
                           Officer                   Investments AVP from April
                                                     1995 to February 1998 and
                                                     November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL EMERY               Chief      (Since 2006)  Director of Investment               N/A                      N/A
44 yrs. old              Compliance                  Project Management and
                           Officer                   Development at SEI
                                                     Investments since February
                                                     2003. Senior Investment
                                                     Analyst, Equity team at SEI
                                                     Investments from March 2000
                                                     to February 2003.
------------------------------------------------------------------------------------------------------------------------------------
CAROLYN F. MEAD             Vice       (Since 2007)  Corporate Counsel of SEI             N/A                      N/A
50 yrs. old               President                  since 2007; Associate,
                             and                     Stradley, Ronon, Stevens &
                          Secretary                  Young 2004-2007; Counsel,
                                                     ING Variable Annuities,
                                                     1999-2002.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is
  SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. 2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                         TERM OF                                    IN THE ADVISORS'
        NAME,            POSITION(S)    OFFICE AND                                 INNER CIRCLE FUND
      ADDRESS,            HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY          OTHER DIRECTORSHIPS
        AGE 1             THE TRUST    TIME SERVED        DURING PAST 5 YEARS           OFFICER              HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES NDIAYE                Vice       (Since 2004)  Employed by SEI Investments          N/A                      N/A
39 yrs. old               President                  Company since 2004. Vice
                             and                     President, Deutsche Asset
                          Secretary                  Management from 2003-2004.
                                                     Associate, Morgan, Lewis &
                                                     Bockius LLP from 2000-2003.
                                                     Counsel, Assistant Vice
                                                     President, ING Variable
                                                     Annuities Group from
                                                     1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO          Assistant    (Since 2000)  General Counsel, Vice                N/A                      N/A
39 yrs. old                 Vice                     President and Secretary of
                          President                  SEI Investments Global Funds
                             and                     Services since 1999;
                          Assistant                  Associate, Dechert (law
                          Secretary                  firm) from 1997-1999;
                                                     Associate, Richter, Miller &
                                                     Finn (law firm) from
                                                     1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
SOFIA ROSALA              Assistant    (Since 2006)  Vice President and Assistant         N/A                      N/A
33 yrs. old                 Vice                     Secretary of SEI Investments
                          President                  Management Corp. and SEI
                             and                     Global Funds Services since
                          Assistant                  2005. Compliance Officer of
                          Secretary                  SEI Investments from
                                                     2001-2004. Account and
                                                     Product Consultant SEI
                                                     Private Trust Company,
                                                     1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH M. GALLO             Vice       (Since 2007)  Corporate Counsel of SEI             N/A                      N/A
34 yrs. old               President                  since 2007; Associate
                             and                     Counsel, ICMA Retirement
                          Assistant                  Corporation 2004-2007;
                          Secretary                  Federal Investigator, U.S.
                                                     Department of Labor
                                                     2002-2004; U.S. Securities
                                                     and Exchange Commission-
                                                     Division of Investment
                                                     Management, 2003.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH             AML Officer   (Since 2005)  Assistant Vice President and         N/A                      N/A
30 yrs. old                                          AML Compliance Officer of
                                                     SEI Investments since
                                                     January 2005. Compliance
                                                     Analyst at TD Waterhouse
                                                     from January 2004 to
                                                     November 2004. Senior
                                                     Compliance Analyst at UBS
                                                     Financial Services from
                                                     October 2002 to January
                                                     2004. Knowledge Management
                                                     Analyst at
                                                     PricewaterhouseCoopers
                                                     Consulting from September
                                                     2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                                 FMC SELECT FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2007, the Fund is designating the following items with regard to distributions paid during the year.

                                                  DIVIDENDS
                                               QUALIFYING FOR
                                                  CORPORATE
 LONG-TERM        ORDINARY                        DIVIDENDS     QUALIFYING       U.S.        QUALIFIED       QUALIFIED
CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE      DIVIDEND     GOVERNMENT     INTEREST       SHORT-TERM
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)   INTEREST (3)   INCOME (4)   CAPITAL GAINS (5)
------------   -------------   -------------   --------------   ----------   ------------   ----------   -----------------
   70.36%          29.64%         100.00%          99.82%         100.00%        0.00%        33.79%           0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

                                      NOTES

================================================================================

                                 FMC SELECT FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted
proxies   is  also   available   on  the   SEC's   website   on  Form   N-PX  at
http://www.sec.gov.

FMC-AR-002-0700

================================================================================

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax         $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.